Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 205,408	$ 262,260	$ 58,806
Accounts receivable, less allowance for doubtful accounts; $0 and $53.2	5,213	12,587	6,151
Inventory	2,355	2,726	6,152
Prepaid partnership costs	8,935	8,982	9,625
Prepaid expenses and other current assets	12,820	12,091	921
Total current assets	234,731	298,646	81,655
Operating lease right-of-use assets, net	88,226	76,364	49,434
Property and equipment, net	124,588	97,728	49,358
Notes receivable - employee		0	1,019
Other non-current assets	322	321	327
Intangible assets, net	446	643	0
Goodwill	221	221	0
Total assets	448,534	473,923	181,793
Current liabilities
Accounts payable	32,126	18,460	5,494
Accounts payable - due to related party	0	1	92
Accrued expenses and other current liabilities	19,644	20,168	21,533
Operating lease liability - current portion	7,405	5,952	7,484
Deferred revenue	7,181	8,450	7,625
Term loans payable - current	15,998	15,998	9,988
Warrant liability	12,372	27,071	698
Total current liabilities	94,726	96,100	52,914
Term loans payable, net of unamortized debt issuance costs and current term loan payable	19,998	23,997	41,032
Operating lease liability - non-current portion	75,456	64,422	37,146
Other non-current liabilities	7,650	7,268	7,004
Total liabilities	197,830	191,787	138,096
Redeemable convertible Legacy Volta Preferred Stock, Volta Inc. Preferred Stock, $0.001 par value: 10,000,000 shares authorized; no shares outstanding as of December 31, 2021, $0.001 par value: 86,845,643 shares authorized; 76,493,917 shares issued and outstanding as of December 31, 2020 (aggregate liquidation preference of $0 and $214,719,011 as of December 31, 2021 and 2020, respectively).		0	182,599
STOCKHOLDERS' (DEFICIT) EQUITY
Class A and Class B common stock, par value $0.0001 and $0.001 as of December 31, 2021 and 2020, respectively: 400,000,000 (Class A 350,000,000, Class B 50,000,000) and 152,901,000 (Class A 48,540,000, Class B 104,361,000) shares authorized; 162,105,399 (Class A 152,218,214, Class B 9,887,185) and 24,696,437 (Class A 13,185,808, Class B 11,510,629) shares issued and outstanding as of December 31, 2021 and 2020, respectively	16	16	1
Additional paid-in capital	727,267	710,638	13,233
Accumulated other comprehensive income	301	213	0
Accumulated deficit	(476,880)	(428,731)	(152,136)
Total stockholders’ (deficit) equity	250,704	282,136	(138,902)
Total liabilities, redeemable convertible Preferred Stock and stockholders’ (deficit) equity	$ 448,534	$ 473,923	$ 181,793